Subsidiaries - Summary of Significant Subsidiaries (Parenthetical) (Detail)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	May 02, 2023
OZ Minerals Limited [member]
Disclosure of significant subsidiaries [line items]
Percentage of voting equity interests acquired			100.00%
BHP Iron Ore (Jimblebar) Pty Ltd [member]
Disclosure of significant subsidiaries [line items]
Effective Group interest	92.50%	92.50%
Group's interest	85.00%	85.00%